Net Income / (Loss) Per Unit Diluted (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerators
Partnership's net income available to common unit holders	$ 99,481	$ (21,189)	$ 87,120
Less:
General Partner's interest in Partnership's net income	1,598	(640)	1,742
Partnership's net income available to preferred unit holders	18,805	10,809	0
Denominators
Weighted average number of common units outstanding, basic	75,645,207	68,256,072	47,138,336
Weighted average number of common units outstanding, diluted	97,369,136	68,256,072	47,138,336
Net income per common unit:
Diluted	$ 1.01	$ (0.46)	$ 1.78
Diluted
Numerators
Partnership's net income available to common unit holders	99,481	(21,189)	87,120
Less:
General Partner's interest in Partnership's net income	1,574	(640)	1,742
Partnership's net income available to preferred unit holders	18,805	10,809	0
Partnership's net income allocable to unvested units	678	0	1,571
Add:
Partnership's net income available to preferred unit holders	18,805	0	0
Partnership's net income allocable to unvested units	678	0	0
-	$ 97,907	$ (31,358)	$ 83,807
Denominators
Weighted average number of common units outstanding, basic	75,645,207	68,256,072	47,138,336
Dilutive effect of preferred units	21,069,664	0	0
Dilutive effect of unvested shares	654,265	0	0
Weighted average number of common units outstanding, diluted	97,369,136	68,256,072	47,138,336
Net income per common unit:
Diluted	$ 1.01	$ (0.46)	$ 1.78